Pay vs Performance Disclosure $ / shares in Units, pure in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 14, 2025 $ / shares	Mar. 14, 2024 $ / shares	Mar. 13, 2023 $ / shares	Mar. 17, 2022 $ / shares	Mar. 12, 2021 $ / shares	Dec. 31, 2020 $ / shares	Mar. 17, 2020 $ / shares	Dec. 31, 2019 $ / shares	Mar. 14, 2019 $ / shares	Oct. 01, 2018 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been reported in the Summary Compensation Table in previous years since the required valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Tables and the adjusted values required in this section for calendar years 2021, 2022, 2023, 2024, and 2025.
Year	Summary Compensation Table (SCT) Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(3)	Average SCT Total for Non- PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment based on:		Net Income (Loss) ($ thousands)	Adjusted Operating Income ($ thousands)
					Company TSR(4)	Peer Group TSR(4)
2025	4,624,824	5,667,526	1,235,311	1,404,040	164.63	29.4	35,390	84,267
2024	6,866,618	2,783,724	2,089,727	1,116,006	182.5	40.63	73,714	129,405
2023	4,611,004	13,124,880	1,295,109	3,300,891	211.30	38.89	(30,368)	122,410
2022	5,914,884	894,752	1,769,683	409,560	126.48	36.09	166,942	116,577
2021	4,526,501	13,102,240	1,514,852	2,755,988	193.81	81.82	26,038	104,367

(1)
The PEO (principal executive officer) for each year presented was identified as Dr. Miller, the Company’s CEO.

(2)
The Non-PEO NEOs for each year presented were identified as Mr. Kiernan, Drs. Devasahayam and Porshnev, and Ms. Wilkerson.

(3)
A reconciliation of Total Compensation per the Summary Compensation Table to Compensation Actually Paid is as follows:

	2025		2024		2023		2022		2021
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)
Total Compensation from SCT	4,624,824	1,235,311	6,866,618	2,089,727	4,611,004	1,295,109	5,914,884	1,769,683	4,526,501	1,514,852
Deduct: Amounts Reported Under “Stock Awards” and “Option Awards” columns in SCT	(3,931,130)	(786,226)	(5,742,360)	(1,482,345)	(3,531,188)	(699,175)	(4,741,020)	(1,135,870)	(3,122,580)	(813,172)
Add: Year-end value of equity awards granted in covered year that were outstanding and unvested as of the end of the covered fiscal year(a)(b)	5,670,140	1,134,028	3,602,300	910,863	5,828,750	1,154,093	2,517,420	603,132	4,362,540	1,136,078
Add: The amount of change in fair values as of year-end (from end of the prior year) of awards granted in prior years and outstanding at year-end(a)(b)	382,399	72,718	(2,644,666)	(587,540)	5,341,740	1,348,802	(2,779,460)	(737,886)	4,456,145	828,795
Add: The amount of change in fair values as of the vesting date (from end of the prior year) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year(a)(b)	(1,078,707)	(251,791)	701,833	185,301	874,573	202,063	(17,073)	(89,499)	2,879,634	89,435
Compensation Actually Paid	5,667,526	1,404,040	2,783,724	1,116,006	13,124,880	3,300,891	894,752	409,560	13,102,240	2,755,988

(a)
Each NEO received time-based restricted stock awards in each of the periods presented. The fair value of time-based restricted stock awards is dependent on the Company’s stock price. The Company’s closing stock price as of the dates listed are as follows:

Date	Stock Price
12/31/2021	$28.47
12/31/2022	$18.58
12/31/2023	$31.03
12/31/2024	$26.80
12/31/2025	$28.58

(b)
Our NEOs received PRSUs during each of the periods presented, that are subject to the achievement of designated performance criteria, based on three-year total shareholder return. These PRSUs are valued based upon the Monte Carlo simulation method. Please see below for the per share fair value as of each respective date:

Award	Grant Date	Per Share Fair Value at
		Grant Date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
2018 PRSU(c)	10/1/2018	$15.58	$25.01	$31.99
2019 PRSU(d)	3/14/2019	$14.46	$20.36	$24.81	$56.29
2020 PRSU(d)	3/17/2020	$10.59		$18.92	$43.47	$29.82
2021 PRSU(e)	3/12/2021	$27.81			$40.60	$24.76	$60.39
2022 PRSU(e)	3/17/2022	$45.28				$22.27	$48.42	$29.48
2023 PRSU(e)	3/13/2023	$32.25					$55.03	$42.91	$47.09
2024 PRSU(e)	3/14/2024	$49.38						$28.20	$27.76
2025 PRSU(e)	3/14/2025	$31.73							$46.92

(c)
Granted to Dr. Miller only.

(d)
Granted to Drs. Miller, Devasahayam, and Porshnev, and Mr. Kiernan.

(e)
Granted to Drs. Miller, Devasahayam, and Porshnev, Mr. Kiernan, and Ms. Wilkerson.

(4)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in respective stock or index as of December 31, 2019, and then valued again on each of December 31, 2020, 2021, 2022, 2023, 2024, and 2025.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)
The PEO (principal executive officer) for each year presented was identified as Dr. Miller, the Company’s CEO.

(2)
The Non-PEO NEOs for each year presented were identified as Mr. Kiernan, Drs. Devasahayam and Porshnev, and Ms. Wilkerson.

Peer Group Issuers, Footnote
(4)
The values disclosed in this TSR column represent the measurement period value of an investment of $100 in respective stock or index as of December 31, 2019, and then valued again on each of December 31, 2020, 2021, 2022, 2023, 2024, and 2025.

PEO Total Compensation Amount | $	$ 4,624,824	$ 6,866,618	$ 4,611,004	$ 5,914,884	$ 4,526,501
PEO Actually Paid Compensation Amount | $	$ 5,667,526	2,783,724	13,124,880	894,752	13,102,240
Adjustment To PEO Compensation, Footnote
(3)
A reconciliation of Total Compensation per the Summary Compensation Table to Compensation Actually Paid is as follows:

	2025		2024		2023		2022		2021
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)
Total Compensation from SCT	4,624,824	1,235,311	6,866,618	2,089,727	4,611,004	1,295,109	5,914,884	1,769,683	4,526,501	1,514,852
Deduct: Amounts Reported Under “Stock Awards” and “Option Awards” columns in SCT	(3,931,130)	(786,226)	(5,742,360)	(1,482,345)	(3,531,188)	(699,175)	(4,741,020)	(1,135,870)	(3,122,580)	(813,172)
Add: Year-end value of equity awards granted in covered year that were outstanding and unvested as of the end of the covered fiscal year(a)(b)	5,670,140	1,134,028	3,602,300	910,863	5,828,750	1,154,093	2,517,420	603,132	4,362,540	1,136,078
Add: The amount of change in fair values as of year-end (from end of the prior year) of awards granted in prior years and outstanding at year-end(a)(b)	382,399	72,718	(2,644,666)	(587,540)	5,341,740	1,348,802	(2,779,460)	(737,886)	4,456,145	828,795
Add: The amount of change in fair values as of the vesting date (from end of the prior year) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year(a)(b)	(1,078,707)	(251,791)	701,833	185,301	874,573	202,063	(17,073)	(89,499)	2,879,634	89,435
Compensation Actually Paid	5,667,526	1,404,040	2,783,724	1,116,006	13,124,880	3,300,891	894,752	409,560	13,102,240	2,755,988
(a)
Each NEO received time-based restricted stock awards in each of the periods presented. The fair value of time-based restricted stock awards is dependent on the Company’s stock price. The Company’s closing stock price as of the dates listed are as follows:

Date	Stock Price
12/31/2021	$28.47
12/31/2022	$18.58
12/31/2023	$31.03
12/31/2024	$26.80
12/31/2025	$28.58
(b)
Our NEOs received PRSUs during each of the periods presented, that are subject to the achievement of designated performance criteria, based on three-year total shareholder return. These PRSUs are valued based upon the Monte Carlo simulation method. Please see below for the per share fair value as of each respective date:

Award	Grant Date	Per Share Fair Value at
		Grant Date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
2018 PRSU(c)	10/1/2018	$15.58	$25.01	$31.99
2019 PRSU(d)	3/14/2019	$14.46	$20.36	$24.81	$56.29
2020 PRSU(d)	3/17/2020	$10.59		$18.92	$43.47	$29.82
2021 PRSU(e)	3/12/2021	$27.81			$40.60	$24.76	$60.39
2022 PRSU(e)	3/17/2022	$45.28				$22.27	$48.42	$29.48
2023 PRSU(e)	3/13/2023	$32.25					$55.03	$42.91	$47.09
2024 PRSU(e)	3/14/2024	$49.38						$28.20	$27.76
2025 PRSU(e)	3/14/2025	$31.73							$46.92

(c)
Granted to Dr. Miller only.

(d)
Granted to Drs. Miller, Devasahayam, and Porshnev, and Mr. Kiernan.

(e)
Granted to Drs. Miller, Devasahayam, and Porshnev, Mr. Kiernan, and Ms. Wilkerson.

Non-PEO NEO Average Total Compensation Amount | $	$ 1,235,311	2,089,727	1,295,109	1,769,683	1,514,852
Non-PEO NEO Average Compensation Actually Paid Amount | $	$ 1,404,040	1,116,006	3,300,891	409,560	2,755,988
Adjustment to Non-PEO NEO Compensation Footnote
(3)
A reconciliation of Total Compensation per the Summary Compensation Table to Compensation Actually Paid is as follows:

	2025		2024		2023		2022		2021
	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)	PEO ($)	Average for Non- PEO NEOs ($)
Total Compensation from SCT	4,624,824	1,235,311	6,866,618	2,089,727	4,611,004	1,295,109	5,914,884	1,769,683	4,526,501	1,514,852
Deduct: Amounts Reported Under “Stock Awards” and “Option Awards” columns in SCT	(3,931,130)	(786,226)	(5,742,360)	(1,482,345)	(3,531,188)	(699,175)	(4,741,020)	(1,135,870)	(3,122,580)	(813,172)
Add: Year-end value of equity awards granted in covered year that were outstanding and unvested as of the end of the covered fiscal year(a)(b)	5,670,140	1,134,028	3,602,300	910,863	5,828,750	1,154,093	2,517,420	603,132	4,362,540	1,136,078
Add: The amount of change in fair values as of year-end (from end of the prior year) of awards granted in prior years and outstanding at year-end(a)(b)	382,399	72,718	(2,644,666)	(587,540)	5,341,740	1,348,802	(2,779,460)	(737,886)	4,456,145	828,795
Add: The amount of change in fair values as of the vesting date (from end of the prior year) of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year(a)(b)	(1,078,707)	(251,791)	701,833	185,301	874,573	202,063	(17,073)	(89,499)	2,879,634	89,435
Compensation Actually Paid	5,667,526	1,404,040	2,783,724	1,116,006	13,124,880	3,300,891	894,752	409,560	13,102,240	2,755,988
(a)
Each NEO received time-based restricted stock awards in each of the periods presented. The fair value of time-based restricted stock awards is dependent on the Company’s stock price. The Company’s closing stock price as of the dates listed are as follows:

Date	Stock Price
12/31/2021	$28.47
12/31/2022	$18.58
12/31/2023	$31.03
12/31/2024	$26.80
12/31/2025	$28.58
(b)
Our NEOs received PRSUs during each of the periods presented, that are subject to the achievement of designated performance criteria, based on three-year total shareholder return. These PRSUs are valued based upon the Monte Carlo simulation method. Please see below for the per share fair value as of each respective date:

Award	Grant Date	Per Share Fair Value at
		Grant Date	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
2018 PRSU(c)	10/1/2018	$15.58	$25.01	$31.99
2019 PRSU(d)	3/14/2019	$14.46	$20.36	$24.81	$56.29
2020 PRSU(d)	3/17/2020	$10.59		$18.92	$43.47	$29.82
2021 PRSU(e)	3/12/2021	$27.81			$40.60	$24.76	$60.39
2022 PRSU(e)	3/17/2022	$45.28				$22.27	$48.42	$29.48
2023 PRSU(e)	3/13/2023	$32.25					$55.03	$42.91	$47.09
2024 PRSU(e)	3/14/2024	$49.38						$28.20	$27.76
2025 PRSU(e)	3/14/2025	$31.73							$46.92

(c)
Granted to Dr. Miller only.

(d)
Granted to Drs. Miller, Devasahayam, and Porshnev, and Mr. Kiernan.

(e)
Granted to Drs. Miller, Devasahayam, and Porshnev, Mr. Kiernan, and Ms. Wilkerson.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The Company’s most important performance measures for each of the PEO and non-PEO NEOs is discussed under the 2025 Management Bonus Plan (the “2025 Plan”) subsection of the Compensation Discussion and Analysis section of this proxy. As more fully described in this subsection, the 2025 Plan was based on the financial performance of the Company as measured by Adjusted Operating Income. This financial metric was selected because it closely aligns operating performance with earnings per share, a key driver of shareholder value. Under the 2025 Plan, 25% of each participant’s bonus was based on individual performance which, for each of the PEO and non-PEO NEOs, factored financial goals incorporating revenue, gross margin, bookings and expenses.

Total Shareholder Return Amount | $	$ 164.63	182.5	211.3	126.48	193.81
Peer Group Total Shareholder Return Amount | $	29.4	40.63	38.89	36.09	81.82
Net Income (Loss) | $	$ 35,390,000	$ 73,714,000	$ (30,368,000)	$ 166,942,000	$ 26,038,000
Company Selected Measure Amount	84,267	129,405	122,410	116,577	104,367
PEO Name	Dr. Miller
Share Price	$ 28.58	$ 26.8	$ 31.03	$ 18.58	$ 28.47
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 10/1/2018															$ 15.58
Fair Value of Performance-Based Restricted Stock Units, Grant Date 10/1/2018											$ 31.99		$ 25.01
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/14/2019														$ 14.46
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/14/2019					56.29						24.81		$ 20.36
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/17/2020												$ 10.59
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/17/2020				29.82	43.47						$ 18.92
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/12/2021										$ 27.81
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/12/2021			60.39	24.76	$ 40.6
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/17/2022									$ 45.28
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/17/2022		29.48	48.42	$ 22.27
Grand Date Value of Performance-Based Restricted Stock Units, Grant Date 3/13/2023								$ 32.25
Fair Value of Performance-Based Restricted Stock Units, Grant Date 3/13/2023	47.09	42.91	$ 55.03
Grand Date Value Of Performance Based Restricted Stock Units Grant Date 3142024							$ 49.38
Fair Value Of Performance Based Restricted Stock Units Grant Date 3142024	27.76	$ 28.2
Grand Date Value Of Performance Based Restricted Stock Units Grant Date 31420245						$ 31.73
FairValueOfPerformanceBasedRestrictedStockUnitsGrantDate3142025	$ 46.92
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount | $	$ (3,931,130)	$ (5,742,360)	$ (3,531,188)	$ (4,741,020)	$ (3,122,580)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount | $	5,670,140	3,602,300	5,828,750	2,517,420	4,362,540
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount | $	382,399	(2,644,666)	5,341,740	(2,779,460)	4,456,145
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount | $	(1,078,707)	701,833	874,573	(17,073)	2,879,634
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount | $	(786,226)	(1,482,345)	(699,175)	(1,135,870)	(813,172)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount | $	1,134,028	910,863	1,154,093	603,132	1,136,078
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount | $	72,718	(587,540)	1,348,802	(737,886)	828,795
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount | $	$ (251,791)	$ 185,301	$ 202,063	$ (89,499)	$ 89,435